Income taxes - Deferred tax asset and liability (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Income taxes
Beginning Balance	$ 23,323
Recognized in net loss	265,377
Deconsolidated	(197,658)
Others	1,931
Ending Balance	92,973
Net operating losses carried forward for income tax purposes	46,369,000	$ 35,333,000
Net operating losses carried forward and deductible temporary differences not been recognized	54,489,000	$ 45,415,000
Property and equipment
Income taxes
Beginning Balance	(184,176)
Recognized in net loss	(50,882)
Deconsolidated	198,275
Others	(3,686)
Ending Balance	(40,469)
Intangibles
Income taxes
Beginning Balance	(255,278)
Recognized in net loss	26,428
Deconsolidated	(2,594)
Others	36
Ending Balance	(231,408)
Net operating losses
Income taxes
Beginning Balance	9,354,764
Recognized in net loss	3,019,259
Deconsolidated	(120,802)
Ending Balance	12,253,221
Financing fees
Income taxes
Beginning Balance	732,369
Recognized in net loss	140,459
Ending Balance	872,828
Research and development
Income taxes
Beginning Balance	987,997
Recognized in net loss	79,352
Ending Balance	1,067,349
Difference in timing of recognition
Income taxes
Beginning Balance	755,900
Recognized in net loss	34,737
Deconsolidated	(233,328)
Others	2,569
Ending Balance	559,878
Right-of-use asset
Income taxes
Beginning Balance	(603,989)
Recognized in net loss	340,679
Deconsolidated	222,297
Others	(3,446)
Ending Balance	(44,459)
Lease liability
Income taxes
Beginning Balance	664,308
Recognized in net loss	(363,979)
Deconsolidated	(261,506)
Others	6,458
Ending Balance	45,281
Net capital losses
Income taxes
Beginning Balance	50,418
Ending Balance	50,418
Unrecognized deferred tax assets
Income taxes
Beginning Balance	(11,478,990)
Recognized in net loss	(2,960,676)
Ending Balance	$ (14,439,666)